Supplemental Guarantor Condensed Financial Information (Parent Company Long-Term Financing Arrangements) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Parent [Member]	Mar. 28, 2014 North America [Member] 5.75% Senior Notes due 2022 [Member]	Dec. 31, 2013 North America [Member] 5.75% Senior Notes due 2022 [Member]	Dec. 31, 2012 North America [Member] 5.75% Senior Notes due 2022 [Member]	Mar. 28, 2014 North America [Member] Subordinated Convertible Notes Due 2029 [Member]	Dec. 31, 2013 North America [Member] Subordinated Convertible Notes Due 2029 [Member]	Dec. 31, 2012 North America [Member] Subordinated Convertible Notes Due 2029 [Member]	Dec. 15, 2009 North America [Member] Subordinated Convertible Notes Due 2029 [Member]	Mar. 28, 2014 North America [Member] 0.875% Convertible Notes Due 2013 [Member]	Dec. 31, 2013 North America [Member] 0.875% Convertible Notes Due 2013 [Member]	Dec. 31, 2012 North America [Member] 0.875% Convertible Notes Due 2013 [Member]	Nov. 30, 2006 North America [Member] 0.875% Convertible Notes Due 2013 [Member]	Dec. 31, 2013 North America [Member] Other Debt [Member]	Dec. 31, 2012 North America [Member] Other Debt [Member]	Mar. 28, 2014 North America [Member] Parent [Member]	Dec. 31, 2013 North America [Member] Parent [Member]	Dec. 31, 2012 North America [Member] Parent [Member]	Mar. 28, 2014 North America [Member] Parent [Member] 5.75% Senior Notes due 2022 [Member]	Dec. 31, 2013 North America [Member] Parent [Member] 5.75% Senior Notes due 2022 [Member]	Dec. 31, 2012 North America [Member] Parent [Member] 5.75% Senior Notes due 2022 [Member]	Mar. 28, 2014 North America [Member] Parent [Member] Subordinated Convertible Notes Due 2029 [Member]	Dec. 31, 2013 North America [Member] Parent [Member] Subordinated Convertible Notes Due 2029 [Member]	Dec. 31, 2012 North America [Member] Parent [Member] Subordinated Convertible Notes Due 2029 [Member]	Mar. 28, 2014 North America [Member] Parent [Member] 0.875% Convertible Notes Due 2013 [Member]	Dec. 31, 2013 North America [Member] Parent [Member] 0.875% Convertible Notes Due 2013 [Member]	Dec. 31, 2012 North America [Member] Parent [Member] 0.875% Convertible Notes Due 2013 [Member]	Mar. 28, 2014 North America [Member] Parent [Member] Senior Floating Rate Notes [Member]	Dec. 31, 2013 North America [Member] Parent [Member] Senior Floating Rate Notes [Member]	Dec. 31, 2012 North America [Member] Parent [Member] Senior Floating Rate Notes [Member]	Mar. 28, 2014 North America [Member] Parent [Member] Other Debt [Member]	Dec. 31, 2013 North America [Member] Parent [Member] Other Debt [Member]	Dec. 31, 2012 North America [Member] Parent [Member] Other Debt [Member]
Face value					$ 600.0	$ 600.0	$ 600.0	$ 429.5	$ 429.5	$ 429.5	$ 162.9		$ 0	$ 355.0	$ 230.9	$ 9.0	$ 9.0	$ 902.4	$ 902.0	$ 1,235.1	$ 600.0	$ 600.0	$ 600.0	$ 429.5	$ 429.5	$ 429.5	$ 0	$ 0	$ 355.0	$ 125.0	$ 125.0	$ 125.0	$ 9.0	$ 9.0	$ 9.0
Current portion of long-term debt	285.6	250.3	511.2															0	0	334.6
Debt discount								(261.1)	(261.5)	(263.0)	(266.6)	0	0	(20.4)	(124.1)										(261.5)	(263.0)		0	(20.4)
Long-term debt	1,182.4	1,136.6	938.9															902.4	902.0	900.5
Five Year Schedule of Maturities of Debt of Parent Company [Abstract]
Debt maturities Q1 2015																		0
Debt maturities 2014				0
Debt maturities Q1 2016																		125.0
Debt maturities 2015				125.0
Debt maturities Q1 2017																		0
Debt maturities 2016				0
Debt maturities Q1 2018																		0
Debt maturities 2017				0
Debt maturities Q1 2019																		0
Debt maturities 2018				$ 0